COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Commitments
Schedule of Commitments

	December 31, 2017	December 31, 2016	January 1, 2016
Not later than one year	$300,285	$1,540,386	$151,057
Later than one year and not later than five years	251,435	556,955	541,360
Later than five years	14,568	19,972	31,757
	$566,288	$2,117,313	$724,174